SHARE CAPITAL (Details 4) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted stock outstanding, beginning balance		33,333
Restricted stock, issued	166,000	100,000
Restricted stock, vested		(133,333)
Restricted stock outstanding, end balance	166,000